Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Less: Debt Discount		$ (21,987)	$ (8,164)
Total Debt		197,374	121,130	$ 121,130
Total Long Term Debt		45,859	14,311	14,311
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date	[1]				April 2022
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date					August 2023
The April 20 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		25,433	$ 31,213	$ 31,213
Interest Rate			18.00%	18.00%
Maturity Date				June 2026	June 2026
The April 5, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date					February 2025
The May 3, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date					May 2025
The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		44,317	$ 55,000	$ 55,000
Interest Rate			15.00%	15.00%
Maturity Date				June 2026	May 2025	[1]
The August 20, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date					February 2025
The October 18, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date					April 2026
The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 23,965	$ 23,965
Interest Rate			20.00%	20.00%
Maturity Date				February 2026	February 2026
The June 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date					December 2026
The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 358	$ 358
Interest Rate
Maturity Date				January 2027	January 2027
The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 18,677	$ 18,677
Interest Rate
Maturity Date				April 2027	April 2027
Previously Reported [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 129,294	$ 129,294	$ 964,000
Less: Debt Discount				(8,164)	(16,000)
Total Debt			121,130	121,130	948,000
Less: Current Debt			(106,819)	(106,819)	(926,414)
Total Long Term Debt			14,311	14,311	21,586
Previously Reported [Member] | The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]				$ 198,577
Interest Rate	[1]				1.00%
Previously Reported [Member] | The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					$ 408,625
Interest Rate
Previously Reported [Member] | The April 20 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			31,213	31,213	$ 41,213
Interest Rate
Previously Reported [Member] | The April 5, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					$ 56,250
Interest Rate
Previously Reported [Member] | The May 3, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					$ 48,489
Interest Rate
Previously Reported [Member] | The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]		55,000	55,000	$ 57,000
Interest Rate	[1]				15.00%
Previously Reported [Member] | The August 20, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					$ 14,645
Interest Rate
Previously Reported [Member] | The October 18, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					$ 21,586
Interest Rate
Previously Reported [Member] | The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			23,965	23,965	$ 117,615
Interest Rate					20.00%
Previously Reported [Member] | The June 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			81	81
Interest Rate
Previously Reported [Member] | The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			358	358
Interest Rate
Previously Reported [Member] | The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 18,677	$ 18,677
Interest Rate

[1]	In default as of December 31, 2025